Note 7 - Other Real Estate Owned (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Other Real Estate	$ 8,839,103	$ 10,401,832	$ 15,502,462	$ 15,940,693
Other Real Estate, Foreclosed Assets, and Repossessed Assets	1,033,000
Mortgage Loans in Process of Foreclosure, Amount	$ 159,372